Federated Hermes Muni and Stock Advantage Fund
A Portfolio of Federated Hermes Income Securities Trust
CLASS A SHARES (TICKER FMUAX)
CLASS C SHARES (TICKER FMUCX)
CLASS F SHARES (TICKER FMUFX)
INSTITUTIONAL SHARES (TICKER FMUIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED DECEMBER 31, 2022
Effective June 1, 2023, Linda Bakhshian no longer serves as a portfolio manager of the Fund. Accordingly, please remove all references to Ms. Bakhshian. In addition, effective June 1, 2023, Steve A. Chiavarone and Stephen Gutch will serve as senior portfolio managers of the Fund. The remaining members of the portfolio management team will continue to manage the Fund.
Under the section entitled “FUND SUMMARY INFORMATION” in the sub-section entitled “FUND MANAGEMENT,” please add the following information:
“Steven A. Chiavarone, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2023.
Stephen K. Gutch, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2023.”
May 30, 2023

Federated Hermes Muni and Stock Advantage Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455991 (5/23)
© 2023 Federated Hermes, Inc.